Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Amount of discount or liquidity adjustment to the exchange price of a listed equity security traded in inactive markets
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	45	267
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	¥ 451	212
The amount of loans and receivables with fair value options that are past due for 90 days or more		¥ 278
American Century Companies, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Percentage of economic interest	39.32%	39.21%
Government, agency and municipal securities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Concentrations of credit risk, percentage	16.00%	16.00%